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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-09000

Oak Value Trust

(Exact name of registrant as specified in charter)

1450 Raleigh Road, Suite 220, Chapel Hill, North Carolina	27517
(Address of principal executive offices)	(Zip code)

Larry D. Coats, Jr.

Oak Value Capital Management, Inc.
1450 Raleigh Road, Suite 220, Chapel Hill, NC 27517

(Name and address of agent for service)

Registrant's telephone number, including area code:    (919) 419-1900

Date of fiscal year end:      June 30

Date of reporting period:    July 1, 2010 - September 7, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Oak Value Trust

By (Signature and Title)*		/s/ Larry D. Coats
Larry D. Coats, Jr., President
Date	September 9, 2010

* Print the name and title of each signing officer under his or her signature.

Investment Company Report
MASTERCARD INCORPORATED
Security		57636Q104		Meeting Type	Annual
Ticker Symbol		MA		Meeting Date	21-Sep-2010
ISIN		US57636Q1040		Agenda		933315586 - Management
Item	Proposal			Type	Vote	For/Against Management
1A	AMEND AND RESTATE THE COMPANY'S CURRENT CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS IN PHASES AND EFFECT RELATED CHANGES IN DIRECTOR VACANCY AND REMOVAL PROCEDURES.			Management	For	For
1B	AMEND AND RESTATE THE COMPANY'S CURRENT CERTIFICATE OF INCORPORATION TO ELIMINATE A SUPERMAJORITY VOTING REQUIREMENT FOR AMENDING THE COMPANY'S CERTIFICATE OF INCORPORATION.			Management	For	For
1C	AMEND AND RESTATE THE COMPANY'S CURRENT CERTIFICATE OF INCORPORATION TO REVISE REQUIREMENTS APPLICABLE TO THE COMPOSITION OF THE BOARD OF DIRECTORS.			Management	For	For
1D	AMEND AND RESTATE THE COMPANY'S CURRENT CERTIFICATE OF INCORPORATION TO REVISE REQUIREMENTS APPLICABLE TO THE OWNERSHIP OF THE COMPANY'S STOCK AND DELETE RELATED OBSOLETE PROVISIONS.			Management	For	For
02
APPROVAL OF THE ADJOURNMENT OF THE ANNUAL
MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT
ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT
VOTES TO APPROVE EACH OF THE PROPOSALS
COMPRISING PROPOSAL 1 AT THE TIME OF THE ANNUAL
MEETING.
				Management	For	For
03	DIRECTOR			Management
	1	NANCY J. KARCH			Withheld	Against
	2	J.O. REYES LAGUNES			Withheld	Against
	3	EDWARD SUNING TIAN			For	For
	4	SILVIO BARZI			Withheld	Against
04	RE-APPROVAL OF THE COMPANY'S SENIOR EXECUTIVE ANNUAL INCENTIVE COMPENSATION PLAN.			Management	For	For
05	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR 2010.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
19-6510		3S7	21350	0	23-Aug-2010	23-Aug-2010